ULTIMUS MANAGERS TRUST

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

FILED VIA EDGAR

October 16, 2019

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Ultimus Managers Trust (the “Trust”)

File Nos. 333-180308 and 811-22680

Ladies and Gentlemen:

The Trust hereby submits for filing under the Securities Act of 1933, rule 485(a)(2) thereunder, and the Investment Company Act of 1940, each as amended, the electronic version of the Trust’s Post-Effective Amendment No. 145 (the “Amendment”) to its Registration Statement on Form N-1A.

The Amendment is being filed for the purpose of adding two new series: Q3 All-Weather Sector Rotation Fund and Q3 All-Weather Tactical Fund.

If you have any questions, please contact me at: (513) 869-4327.

Very truly yours,

/s/ Matthew J. Beck

Matthew J. Beck

Secretary of the Trust